SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from External Customer [Line Items]
Total net sales	$ 10,878,242	$ 16,102,136
Total segment gross profit	7,045,265	9,256,670
Selling and marketing expenses	4,104,991	6,989,660
General and administrative expenses	7,839,639	17,081,915
Consolidated operating loss	(4,899,365)	(14,814,905)
Consolidated total assets	6,634,914	17,079,715
Consolidated payments for property and equipment		1,196,406
Consolidated depreciation and amortization	570,595	726,666
Corporate Segment [Member]
Revenue from External Customer [Line Items]
Consolidated total assets	4,707,701	12,118,647
Consolidated payments for property and equipment		1,196,406
Consolidated depreciation and amortization	490,712	624,933
Health And Wellness Products [Member]
Revenue from External Customer [Line Items]
Total net sales	10,671,528	15,990,756
Total segment gross profit	7,013,426	9,192,641
Consolidated payments for property and equipment
Consolidated depreciation and amortization	79,883	101,733
Other [Member]
Revenue from External Customer [Line Items]
Total net sales	206,714	111,380
Total segment gross profit	31,839	64,029
Health And Wellness [Member]
Revenue from External Customer [Line Items]
Consolidated total assets	$ 1,927,213	$ 4,961,068